SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Buildings	8–35 years
Machinery and equipment	3–15 years
Motor vehicles	4–8 years
Office and other equipment	4–8 years

Schedule of estimated useful lives of intangible assets

Concession right	28 years
Patents	18 years
Computer software	5 years

Schedule of estimated useful lives of right-of-use assets

Offices and warehouses	2–5 years
Motor vehicles	2–10 years